UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07458
                                                     ---------------------------

                            TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               [GRAPHIC OMITTED]
                                 CONTINENT ART

                                 TWEEDY, BROWNE
                                GLOBAL VALUE FUND
                               ------------------

                                   SEMI-ANNUAL
                               ------------------
                               SEPTEMBER 30, 2004
                               ------------------

                               [GRAPHIC OMITTED]
                               NORTH AMERICA ART

                                 TWEEDY, BROWNE
                               AMERICAN VALUE FUND

                            TWEEDY, BROWNE FUND INC.

Investment Adviser's Note ...................................................  1
Tweedy, Browne Global Value Fund:
   Portfolio of Investments .................................................  4
   Portfolio Composition .................................................... 11
   Schedule of Forward Exchange Contracts ................................... 12
   Statement of Assets and Liabilities ...................................... 17
   Statement of Operations .................................................. 18
   Statements of Changes in Net Assets ...................................... 19
   Financial Highlights ..................................................... 20
   Notes to Financial Statements ............................................ 21
      Investment in the Fund by the Investment Adviser
       and Related Parties .................................................. 24
Tweedy, Browne American Value Fund:
   Portfolio of Investments ................................................. 30
   Portfolio Composition .................................................... 34
   Schedule of Forward Exchange Contracts ................................... 35
   Statement of Assets and Liabilities ...................................... 36
   Statement of Operations .................................................. 37
   Statements of Changes in Net Assets ...................................... 38
   Financial Highlights ..................................................... 39
   Notes to Financial Statements ............................................ 40
      Investment in the Fund by the Investment Adviser
       and Related Parties .................................................. 43


--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.

--------------------------------------------------------------------------------
  INVESTMENT ADVISER'S NOTE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Left to right: John Spears, Tom Shrager, Chris Browne, Bob Wyckoff and Will Browne.

To Our Shareholders:
      We are pleased to present the semi-annual report for Tweedy, Browne Global Value Fund and Tweedy, Browne American Value Fund for the period ended September 30, 2004. Investment results* for the six month, one, three, five and ten-year periods, and results since the Funds' respective inception dates are presented in the tables below:


--------------------------------------------------------------------------------
PERIOD ENDED                 TWEEDY, BROWNE           MSCI EAFE(1)(2)
SEPTEMBER 30, 2004          GLOBAL VALUE FUND         US $           HEDGED
--------------------------------------------------------------------------------
6 Months                            2.78%           -0.06%            0.87%
--------------------------------------------------------------------------------
1 Year                             23.09            22.08            14.49
--------------------------------------------------------------------------------
3 Years                             9.30             9.12            -0.03
--------------------------------------------------------------------------------
5 Years                             6.19            -0.85            -2.62
--------------------------------------------------------------------------------
10 Years                           11.33             4.02             5.13
--------------------------------------------------------------------------------
Since Inception(3)                 12.00             4.84             5.27
================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERIOD ENDED                   TWEEDY, BROWNE                  S&P
SEPTEMBER 30, 2004           AMERICAN VALUE FUND             500(1)(4)
--------------------------------------------------------------------------------
6 Months                             -0.78%                    -0.18%
--------------------------------------------------------------------------------
1 Year                               12.57                     13.87
--------------------------------------------------------------------------------
3 Years                               3.90                      4.03
--------------------------------------------------------------------------------
5 Years                               3.87                     -1.31
--------------------------------------------------------------------------------
10 Years                             11.73                     11.07
--------------------------------------------------------------------------------
Since Inception(3)                   11.06                     10.46
================================================================================
* THE PRECEDING PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE VISIT WWW.TWEEDY.COM TO OBTAIN PERFORMANCE DATA WHICH IS CURRENT TO THE MOST RECENT MONTH-END. SEE PAGE 3 FOR FOOTNOTES 1 THROUGH 4, WHICH DESCRIBE THE INDEXES AND INCEPTION DATES OF THE FUNDS. RESULTS ARE ANNUALIZED FOR ALL PERIODS GREATER THAN ONE YEAR.

      In keeping with our new practice, we are sending you our comments on your Funds' performance and our investment outlook in a separate report. As we have discussed in recent reports, the Sarbanes-Oxley Act of 2002 requires us to certify the accuracy of everything contained in the Funds' reports, on pain of potential criminal liability. We do not believe we should be asked to certify the accuracy of anybody's opinions or information prepared by others, which we could not independently verify. Rather than "dumb down" our reports to you, we have decided to break them into two parts. This is the first part and contains the Funds' semi-annual report to shareholders for the six months ended September 30, 2004. In a few days we will send you our letter as the Funds' investment adviser, which will include our commentary and will not be subject to Sarbanes-Oxley certifications.
                                    Very truly yours,
                                    TWEEDY, BROWNE COMPANY LLC

                                    Christopher H. Browne
                                    William H. Browne
                                    John D. Spears
                                    Thomas H. Shrager
                                    Robert Q. Wyckoff, Jr.
                                    MANAGING DIRECTORS

October 22, 2004

--------------------------------------------------------------------------------

Footnotes:
(1) Indexes are unmanaged, and the figures for the indexes shown include reinvestment of dividends and capital gains distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. We strongly recommend that these factors be considered before an investment decision is made.
(2) MSCI EAFE US $ is an unmanaged capitalization-weighted index of companies representing the stock markets of Europe, Australasia and the Far East. MSCI EAFE Hedged consists of the results of the MSCI EAFE Index hedged 100% back into US dollars and accounts for interest rate differentials in forward currency exchange rates. Results for both indexes are inclusive of dividends and net of foreign withholding taxes.
(3) Inception dates for the Global Value Fund and the American Value Fund were June 15, 1993 and December 8, 1993, respectively. Except for the S&P 500 Index, information with respect to all other indexes used is available at month-end only; therefore the closest month-end to each Fund's inception date, May 31, 1993 and November 30, 1993, respectively, was used.
(4) S&P 500 is an unmanaged capitalization-weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market and includes the reinvestment of dividends.

The securities of small, less well-known companies may be more volatile than those of larger companies. In addition, investing in foreign securities involves additional risks beyond the risks of investing in securities of US markets. These risks involve economic and political considerations not typically found in US markets, including currency fluctuation, political uncertainty and different financial standards, regulatory environments, and overall market and economic factors in the countries. Investors should refer to the prospectus for description of risk factors associated with investments in securities held by the Funds.

Tweedy, Browne American Value Fund and Tweedy, Browne Global Value Fund are distributed by Tweedy, Browne Company LLC.

This material must be preceded or accompanied by a prospectus for Tweedy, Browne Fund Inc.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                           (NOTE 1)
     --------                                                          --------

              COMMON STOCKS--87.7%
              BELGIUM--1.4%
   1,219,490  Almanij  NV .......................................   $ 82,016,250
                                                                    ------------
              CANADA--1.4%
      72,400  Canadian Western Bank .............................      2,560,072
     260,700  Melcor Developments Ltd. ..........................      9,862,125
   1,873,000  National Bank of Canada, Toronto ..................     64,927,115
                                                                    ------------
                                                                      77,349,312
                                                                    ------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR AS ...............................      1,640,130
                                                                    ------------
              DENMARK--1.3%
     950,000  Danske Bank A/S ...................................     24,972,462
   2,058,220  Falck A/S .........................................     16,798,010
   2,058,220  Group 4 A/S .......................................     34,351,759
                                                                    ------------
                                                                      76,122,231
                                                                    ------------
              FINLAND--3.2%
   1,000,000  Huhtamaki Oyj .....................................     13,413,649
   2,800,922  Kone Oyj, B Shares ................................    168,719,763
                                                                    ------------
                                                                     182,133,412
                                                                    ------------
              FRANCE--5.5%
     433,783  BNP Paribas SA ....................................     28,015,545
   2,390,980  CNP Assurances ....................................    155,310,506
      37,278  Compagnie Lebon SA ................................      3,173,827
   1,509,131  Nexans SA .........................................     51,225,921
       1,000  NSC Groupe ........................................         82,283
     443,000  Rhodia SA .........................................        616,233
   1,001,109  Sanofi-Aventis ....................................     72,613,507
                                                                    ------------
                                                                     311,037,822
                                                                    ------------
              GERMANY--7.9%
     195,980  Boewe Systec AG ...................................      9,565,937
     768,493  Fraport AG ........................................     25,665,748
      23,238  Krones AG .........................................      2,154,237
      42,354  KSB AG ............................................      7,476,587
     104,581  KSB AG, Vorzugsakt ................................     15,327,030
     108,159  Linde AG ..........................................      6,233,096
   2,490,369  Merck KGaA ........................................    142,404,010
   1,560,342  Springer (Axel) Verlag AG .........................    171,218,053
   1,834,000  Volkswagen AG + ...................................     70,590,151
                                                                    ------------
                                                                     450,634,849
                                                                    ------------


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)

                                                                       MARKET
                                                                        VALUE
      SHARES                                                           (NOTE 1)
     --------                                                          --------

              COMMON STOCKS
              HONG KONG--2.8%
  13,780,000  Jardine Strategic Holdings Ltd. ...................   $ 90,259,000
  42,847,281  SCMP Group Ltd. ...................................     18,406,960
  36,000,000  Swire Pacific Ltd., Class B .......................     43,395,464
   1,276,500  Wing Hang Bank Ltd. ...............................      8,348,433
                                                                    ------------
                                                                     160,409,857
                                                                    ------------
              IRELAND--0.7%
  15,074,023  Independent News & Media PLC ......................     38,192,892
   1,111,317  Unidare PLC + .....................................      3,174,600
                                                                    ------------
                                                                      41,367,492
                                                                    ------------
              ITALY--1.7%
   1,150,500  Maffei SPA ........................................      2,229,125
   6,402,940  Mondadori (Arnoldo) Editore SPA ...................     60,597,905
   2,598,000  Natuzzi SPA, Sponsored ADR + ......................     28,058,400
   1,005,000  Sol SPA ...........................................      4,893,001
     805,250  Vincenzo Zucchi SPA ...............................      3,630,451
                                                                    ------------
                                                                      99,408,882
                                                                    ------------
              JAPAN--7.2%
     722,000  Amatsuji Steel Ball Manufacturing Company Ltd. ....      7,435,195
     552,900  Chofu Seisakusho Company Ltd. .....................      9,140,170
       1,001  Coca-Cola Central Japan Company Ltd. ..............      7,115,941
     268,000  Credia Company Ltd. ...............................      5,057,751
     455,000  Daiwa Industries Ltd. .............................      1,341,696
   5,251,000  Fujitec Company Ltd. ..............................     25,441,492
     747,600  Fukuda Denshi Company Ltd. ........................     22,519,911
      22,100  Hurxley Corporation ...............................        426,099
     319,000  Inaba Seisakusho Company Ltd. .....................      5,021,685
     321,000  Katsuragawa Electric Company Ltd. .................      1,601,869
   1,461,000  Kawasumi Laboratories Inc. ........................     10,074,491
      69,100  Mandom Corporation ................................      1,755,478
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. ..............     11,815,179
     355,600  Meito Sangyo Company Ltd. .........................      5,830,143
      30,200  Milbon Company Ltd. ...............................        785,038
     307,100  Mirai Industry Company Ltd. .......................      2,226,311
      71,000  Nankai Plywood Company Ltd. .......................        265,408
      40,000  Nippon Antenna Company Ltd. .......................        335,707
     634,000  Nippon Broadcasting System Inc. ...................     29,337,204
   1,203,000  Nippon Cable System Inc. ..........................     16,972,871
     162,780  Nippon Kanzai Company Ltd. ........................      2,460,568
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ...............     12,198,603
     746,000  Nissha Printing Company Ltd. ......................     11,330,617
     101,200  Nissin Kogyo Company Ltd. .........................      3,048,442
     721,500  Nitto FC Company Ltd. .............................      3,868,861


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)
                                                                       MARKET
                                                                        VALUE
      SHARES                                                           (NOTE 1)
     --------                                                          --------

              COMMON STOCKS
              JAPAN--(CONTINUED)
     640,400  Riken Vitamin Company Ltd. ........................   $ 12,492,492
     451,000  Sangetsu Company Ltd. .............................     10,823,345
   1,483,200  Sanyo Shinpan Finance Company Ltd. ................     79,398,267
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ...........      9,150,802
     478,000  Shingakukai Company Ltd. ..........................      3,664,746
     331,500  Shinki Company Ltd. ...............................      2,421,245
   2,777,000  Shionogi & Company Ltd. ...........................     39,784,811
     259,000  SK Kaken Company Ltd. .............................      8,013,338
     612,000  Sonton Food Industry Company Ltd. .................      5,997,006
     484,070  Takefuji Corporation ..............................     30,963,966
     269,000  TENMA Corporation .................................      4,237,028
   1,073,000  Torishima Pump Manufacturing Company Ltd. .........      5,821,839
                                                                    ------------
                                                                     410,175,615
                                                                    ------------
              MEXICO--1.8%
   1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ...........     37,427,918
   9,467,000  Embotelladoras Arca SA ............................     17,393,874
      28,097  Fomento Economico Mexicano, SA de CV, Sponsored ADR      1,241,325
  30,132,400  Grupo Continental SA ..............................     44,924,429
                                                                    ------------
                                                                     100,987,546
                                                                    ------------
              NETHERLANDS--15.7%
   8,659,821  ABN AMRO Holding NV ...............................    196,718,780
   1,980,990  Akzo Nobel NV .....................................     69,949,135
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV .......        432,708
   5,477,810  Heineken Holding NV, Class A ......................    147,226,987
   1,271,815  Heineken NV + .....................................     38,289,506
   4,810,555  Holdingmaatschappij De Telegraaf NV ...............    108,740,112
   1,357,432  IMTECH NV .........................................     35,910,453
   1,409,414  Koninklijke Grolsch NV ............................     39,473,745
   2,476,232  Randstad Holding NV ...............................     89,681,333
   2,023,724  Stork NV ..........................................     48,359,249
     706,587  Twentsche Kabel Holding NV ........................     22,861,071
     739,643  Unilever NV, CVA ..................................     42,551,405
   4,498,159  Wegener NV ........................................     44,135,200
     685,097  Wolters Kluwer NV, CVA ............................     11,529,609
                                                                    ------------
                                                                     895,859,293
                                                                    ------------
              NEW ZEALAND--0.5%
  18,750,447  Carter Holt Harvey Ltd. ...........................     28,513,059
                                                                    ------------
              NORWAY--1.0%
   2,673,253  Schibsted ASA .....................................     56,888,285
                                                                    ------------
              SINGAPORE--3.1%
   2,000,000  ComfortDelGro Corporation Ltd. ....................      1,556,189
   6,708,510  Fraser & Neave Ltd. ...............................     55,386,249


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
      SHARES                                                           (NOTE 1)
     --------                                                          --------

              COMMON STOCKS
              SINGAPORE--(CONTINUED)
   5,922,588  Jardine Cycle & Carriage Ltd. .....................   $ 29,021,948
   1,749,990  Robinson & Company Ltd. ...........................      7,172,090
  11,465,650  Singapore Press Holdings Ltd. .....................     32,280,340
   6,292,000  United Overseas Bank Ltd. .........................     51,200,048
                                                                    ------------
                                                                     176,616,864
                                                                    ------------
              SOUTH KOREA--0.7%
      23,260  Daehan City Gas Company Ltd. ......................        326,226
      90,190  Dong Ah Tire & Rubber Company Ltd. ................        318,778
   1,706,610  Korea Electric Power Corporation ..................     32,235,143
      36,890  Samchully Company Ltd. ............................      1,944,614
     179,075  Tae Young Corporation .............................      6,205,031
                                                                    ------------
                                                                      41,029,792
                                                                    ------------
              SPAIN--2.2%
   3,214,521  Altadis SA ........................................    109,393,126
     189,588  Indo Internacional  SA + ..........................      1,650,639
   1,553,000  Recoletos Grupo de Comunicacion SA ................     11,881,612
                                                                    ------------
                                                                     122,925,377
                                                                    ------------
              SWEDEN--0.0%++
      33,000  Cloetta Fazer AB, B Shares ........................        849,908
                                                                    ------------
              SWITZERLAND--13.4%
      45,377  AFG Arbonia-Foster Holding AG, Bearer .............      6,386,648
   2,021,000  Compagnie Financiere Richemont AG .................     55,918,595
       5,504  Conzzeta Holding AG ...............................      4,804,485
       5,842  Daetwyler Holding AG, Bearer ......................     12,070,441
      92,315  Edipresse SA, Bearer ..............................     46,944,843
      50,753  Forbo Holding AG ..................................     11,217,929
      18,699  Gurit-Heberlein AG, Bearer ........................     13,372,473
       2,175  Helvetia Patria Holding, Registered ...............        348,362
      29,327  Loeb Holding AG ...................................      4,344,915
     752,565  Nestle SA, Registered .............................    172,366,133
           8  Neue Zuercher Zeitung + ...........................        459,678
   2,321,385  Novartis AG, Registered ...........................    108,196,210
      45,425  Phoenix Mecano AG .................................     12,277,518
     154,105  PubliGroupe SA, Registered ........................     44,798,683
     187,227  Sarna Kunsstoff Holding AG, Registered ............     15,031,238
     186,423  Siegfried Holding AG ..............................     20,901,113
     344,652  SIG Holding AG, Registered ........................     61,825,937
     143,969  Sika AG, Bearer ...................................     83,012,477
     374,960  Syngenta AG .......................................     35,733,355
     473,990  Tamedia AG ........................................     38,717,850
      17,354  Zehnder Group AG, Class B .........................     18,066,950
                                                                    ------------
                                                                     766,795,833
                                                                    ------------


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
      SHARES                                                           (NOTE 1)
     --------                                                          --------

              COMMON STOCKS
              UNITED KINGDOM--8.8%
   4,885,418  AGA Foodservice Group PLC .........................  $  21,217,109
   6,298,000  Barclays PLC + ....................................     60,402,060
   7,848,600  BBA Group PLC .....................................     37,991,742
     639,000  Burtonwood Brewery PLC ............................      4,370,850
   3,979,658  Carclo PLC ........................................      3,708,738
   7,668,331  Diageo PLC ........................................     95,746,558
   3,102,000  Elementis PLC + ...................................      1,669,944
     943,279  GlaxoSmithKline PLC ...............................     20,329,428
     593,139  GlaxoSmithKline PLC, Sponsored ADR ................     25,937,968
     350,000  Johnston Group PLC ................................      2,406,716
   6,097,683  Novar PLC .........................................     12,799,590
     584,000  Partridge Fine Art PLC ............................        649,922
     779,500  Raven Mount PLC ...................................      1,022,651
  12,935,127  Trinity Mirror PLC ................................    154,017,411
   5,876,267  TT Electronics PLC ................................     18,502,227
   5,025,000  Unilever PLC ......................................     40,895,966
                                                                   -------------
                                                                     501,668,880
                                                                   -------------
              UNITED STATES--7.4%
     313,000  American Express Company ..........................     16,106,980
      75,700  American National Insurance Company + .............      7,327,003
   6,728,996  Hollinger International Inc., Class A .............    116,344,341
     580,100  MBIA Inc. .........................................     33,767,621
   3,413,800  Pfizer Inc. .......................................    104,462,280
     160,000  PNC Financial Services Group Inc. .................      8,656,000
     692,000  Popular Inc. ......................................     18,199,600
   4,135,000  Schering-Plough Corporation .......................     78,813,100
     409,000  Torchmark Corporation .............................     21,750,620
     350,000  Transatlantic Holdings Inc. .......................     19,022,500
                                                                   -------------
                                                                     424,450,045
                                                                   -------------

              TOTAL COMMON STOCKS
              (COST $3,287,674,761) .............................  5,008,880,734
                                                                   -------------

              PREFERRED STOCKS--1.7%
   2,005,567  ProSieben Sat. 1 Media AG .........................     36,965,304
   1,718,250  Villeroy & Boch AG ................................     17,542,091
   1,599,000  Volkswagen AG .....................................     43,512,501
                                                                   -------------

              TOTAL PREFERRED STOCKS
              (COST $82,011,100) ................................     98,019,896
                                                                   -------------


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
      SHARES                                                           (NOTE 1)
     --------                                                          --------

              U.S. TREASURY BILLS--0.3%
$ 12,000,000  1.378%** due 11/26/04 ............................. $  11,970,488
   5,043,000  1.775%** due 2/24/05 ..............................     5,004,386
                                                                  --------------

              TOTAL U.S. TREASURY BILLS
              (COST $16,982,315) ................................    16,974,874
                                                                  --------------

              REPURCHASE AGREEMENT--12.1%
              (COST $687,301,000)
 687,301,000  Agreement  with UBS  Warburg  LLC,  1.730%  dated
              9/30/04, to be repurchased at $687,334,029 on
              10/1/04, collateralized  by $552,186,000 U.S.
              Treasury Bonds, 10.000%, 8.125%, 8.500%, 7.875%,
              8.125%, 8.000%, 6.750%, 5.250% and 6.125% due
              5/15/10,  8/15/19, 2/15/20, 2/15/21, 5/15/21,
              11/15/21,  8/15/26, 2/15/29 and 8/15/29
              (market value $701,052,155) .......................   687,301,000
                                                                  --------------
TOTAL INVESTMENTS (COST $4,073,969,176*) ................ 101.8%  5,811,176,504
UNREALIZED DEPRECIATION ON FORWARD
  CONTRACTS (NET) .......................................  (1.6)    (92,309,975)
OTHER ASSETS AND LIABILITIES (NET) ......................  (0.2)     (9,924,960)
                                                          ------ --------------
NET ASSETS .............................................. 100.0% $5,708,941,569
                                                          ====== ==============

------------------
  * AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 ** RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  + NON-INCOME PRODUCING SECURITY.
 ++ AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.

ABBREVIATIONS:
ADR -- AMERICAN DEPOSITORY RECEIPT
CVA --CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                     PERCENTAGE OF  MARKET VALUE
SECTOR DIVERSIFICATION                                 NET ASSETS     (NOTE 1)
----------------------                               -------------  ------------

COMMON STOCKS:
Printing and Publishing ...............................   16.1%  $  921,685,708
Food and Beverages ....................................   13.6      779,157,336
Pharmaceuticals .......................................   10.7      613,442,427
Banking ...............................................    6.6      378,625,593
Machinery .............................................    5.7      326,236,512
Financial Services ....................................    4.8      274,704,542
Manufacturing .........................................    4.5      259,096,796
Insurance .............................................    3.6      203,758,991
Holdings ..............................................    3.0      166,149,275
Chemicals .............................................    2.6      141,918,181
Autos .................................................    2.1      121,189,601
Tobacco ...............................................    2.0      111,033,256
Miscellaneous .........................................    1.6       92,637,203
Commercial Services ...................................    1.6       92,460,679
Building Materials ....................................    1.5       88,082,370
Diversified Operations ................................    1.4       79,305,917
Membership Organizations ..............................    1.0       51,149,769
Retail ................................................    0.9       49,793,520
Paper Products ........................................    0.7       42,359,416
Engineering and Construction ..........................    0.7       40,286,335
Electronics ...........................................    0.5       30,779,745
Broadcast, Radio and TV ...............................    0.5       29,337,204
Construction Materials ................................    0.6       26,249,167
Airport Develop/maint .................................    0.4       25,665,748
Wholesale .............................................    0.2       13,997,945
Real Estate ...........................................    0.2       13,035,952
Transportation ........................................    0.2       12,198,603
Medical Research and Supplies .........................    0.2       10,074,491
Textiles ..............................................    0.1        3,630,451
Utilities .............................................    0.0++      2,270,840
Mining and Metal Fabrication ..........................    0.0++      2,229,125
Health Care ...........................................    0.0++      1,650,639
Other .................................................    0.1        4,687,397
                                                        ------   --------------
TOTAL COMMON STOCKS ...................................   87.7    5,008,880,734
                                                        ------   --------------
PREFERRED STOCKS ......................................    1.7       98,019,896
U.S. TREASURY BILLS ...................................    0.3       16,974,874
REPURCHASE AGREEMENT ..................................   12.1      687,301,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS ..........   (1.6)     (92,309,975)
OTHER ASSETS AND LIABILITIES (NET) ....................   (0.2)      (9,924,960)
                                                        ------   --------------
NET ASSETS ............................................  100.0%  $5,708,941,569
                                                        ======   ==============

-------------
++ AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)



                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


BELGIUM-1%
CANADA-1%
DENMARK-1%
FINLAND-3%
FRANCE-6%
GERMANY-10%
HONG KONG-3%
IRELAND-1%
ITALY-2%
JAPAN-7%
MEXICO-2%
NETHERLANDS-16%
NEW ZEALAND-1%
NORWAY-1%
SINGAPORE-3%
SOUTH KOREA-1%
SPAIN-2%
SWITZERLAND-13%
UNITED KINGDOM-9%
UNITED STATES-7%
CASH EQUIVALENTS-10%

CZECH REPUBLIC-0%++
SWEDEN-0%++

++ AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)



                                                  CONTRACT               MARKET
                                                    VALUE                VALUE
   CONTRACTS                                        DATE               (NOTE 1)
   ---------                                      --------             ---------

FORWARD EXCHANGE CONTRACTS TO BUY
   34,000,000  Hong Kong Dollar ...........       11/12/04        $   4,365,067
  500,000,000  Japanese Yen ...............        11/5/04            4,545,242
1,000,000,000  Japanese Yen ...............       12/10/04            9,109,247
  550,000,000  Japanese Yen ...............       12/30/04            5,016,078
    7,000,000  New Zealand Dollar . .......       12/10/04            4,686,313
   14,000,000  New Zealand Dollar . .......         9/2/05            9,092,191
   35,000,000  Swedish Krona ..............        4/28/05            4,804,898
   14,000,000  Swiss Franc. ...............       10/13/04           11,217,000
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $52,175,706) .............                       $  52,836,036
                                                                  =============
FORWARD EXCHANGE CONTRACTS TO SELL
    4,500,000  Canadian Dollar ............       10/13/04           (3,555,109)
    8,000,000  Canadian Dollar ............       10/29/04           (6,318,613)
    7,500,000  Canadian Dollar ............       11/12/04           (5,922,411)
   13,350,000  Canadian Dollar ............        2/17/05          (10,526,748)
    4,000,000  Canadian Dollar ............        3/21/05           (3,152,597)
    8,000,000  Canadian Dollar ............        4/11/05           (6,303,176)
    7,000,000  Canadian Dollar ............        4/20/05           (5,514,516)
    4,500,000  Canadian Dollar ............        4/29/05           (3,544,556)
    7,000,000  Canadian Dollar ............        5/10/05           (5,512,823)
   13,300,000  Canadian Dollar ............        5/19/05          (10,472,915)
   11,400,000  Canadian Dollar ............        6/20/05           (8,972,376)
    1,325,000  Canadian Dollar ............        7/11/05           (1,042,539)
    1,400,000  Canadian Dollar ............        7/15/05           (1,101,493)
    4,000,000  Canadian Dollar ............        7/25/05           (3,146,707)
    4,000,000  Canadian Dollar ............         8/8/05           (3,146,124)
   30,000,000  Czech Koruna ...............       11/12/04           (1,178,367)
   24,000,000  Danish Krone. ..............        3/17/05           (4,001,854)
   26,000,000  Danish Krone. ..............         4/4/05           (4,337,234)
   15,500,000  Danish Krone. ..............        4/28/05           (2,585,826)
   48,000,000  Danish Krone. ..............        4/29/05           (8,007,740)
    7,500,000  Danish Krone. ..............         5/6/05           (1,251,233)
   83,000,000  Danish Krone. ..............        5/18/05          (13,847,423)
   20,000,000  Danish Krone. ..............        6/20/05           (3,337,024)
   46,000,000  Danish Krone. ..............        7/25/05           (7,675,681)
   15,000,000  Danish Krone. ..............        8/16/05           (2,503,037)
   31,000,000  European Economic Union Euro       10/13/04          (38,498,222)
   18,000,000  European Economic Union Euro       10/29/04          (22,351,141)
   14,000,000  European Economic Union Euro        11/5/04          (17,383,720)
   44,000,000  European Economic Union Euro       11/12/04          (54,633,267)
   42,000,000  European Economic Union Euro       11/17/04          (52,149,063)
   36,000,000  European Economic Union Euro       11/24/04          (44,698,148)
   10,000,000  European Economic Union Euro       11/30/04          (12,415,958)
   32,000,000  European Economic Union Euro       12/10/04          (39,731,016)
   20,000,000  European Economic Union Euro        1/12/05          (24,832,141)
    8,000,000  European Economic Union Euro        1/13/05           (9,932,866)
   28,000,000  European Economic Union Euro        1/27/05          (34,765,515)


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                  CONTRACT               MARKET
                                                    VALUE                VALUE
   CONTRACTS                                        DATE               (NOTE 1)
   ---------                                      --------             ---------

FORWARD EXCHANGE CONTRACTS TO SELL
   12,000,000  European Economic Union Euro ....    2/3/05        $ (14,899,770)
   15,000,000  European Economic Union Euro ....    2/7/05          (18,624,934)
   16,350,000  European Economic Union Euro ....   2/17/05          (20,301,783)
   15,000,000  European Economic Union Euro ....   3/11/05          (18,626,714)
   20,000,000  European Economic Union Euro ....    4/4/05          (24,837,840)
   14,500,000  European Economic Union Euro ....    4/8/05          (18,007,837)
   42,000,000  European Economic Union Euro ....   4/11/05          (52,161,504)
   60,000,000  European Economic Union Euro ....   4/15/05          (74,518,101)
  116,000,000  European Economic Union Euro ....   4/20/05         (144,072,354)
   55,000,000  European Economic Union Euro ....   4/28/05          (68,313,222)
   62,000,000  European Economic Union Euro ....   4/29/05          (77,008,063)
   27,000,000  European Economic Union Euro ....    5/2/05          (33,536,332)
   40,000,000  European Economic Union Euro ....    5/6/05          (49,684,565)
   20,000,000  European Economic Union Euro ....   5/10/05          (24,842,838)
   41,500,000  European Economic Union Euro ....   5/18/05          (51,551,194)
   40,000,000  European Economic Union Euro ....   5/19/05          (49,688,176)
   60,000,000  European Economic Union Euro ....   5/26/05          (74,535,180)
   27,000,000  European Economic Union Euro ....   5/31/05          (33,541,769)
   22,000,000  European Economic Union Euro ....    6/6/05          (27,331,247)
   18,000,000  European Economic Union Euro ....   6/13/05          (22,362,804)
   20,000,000  European Economic Union Euro ....   6/15/05          (24,847,838)
   41,000,000  European Economic Union Euro ....   6/29/05          (50,942,194)
   87,000,000  European Economic Union Euro ....   6/30/05         (108,097,671)
   16,000,000  European Economic Union Euro ....    7/6/05          (19,880,935)
    8,000,000  European Economic Union Euro ....   7/11/05           (9,940,845)
   15,000,000  European Economic Union Euro ....   7/13/05          (18,639,366)
   22,000,000  European Economic Union Euro ....   7/15/05          (27,338,151)
   50,000,000  European Economic Union Euro ....   7/29/05          (62,138,756)
   46,000,000  European Economic Union Euro ....    8/8/05          (57,171,990)
   25,000,000  European Economic Union Euro ....   8/16/05          (31,073,618)
   20,000,000  European Economic Union Euro ....   8/25/05          (24,860,591)
   85,000,000  European Economic Union Euro ....    9/2/05         (105,663,922)
   50,000,000  European Economic Union Euro ....    9/8/05          (62,158,076)
   86,000,000  European Economic Union Euro ....   9/16/05         (106,918,377)
   16,500,000  European Economic Union Euro ....   9/22/05          (20,514,343)
   45,000,000  European Economic Union Euro ....   9/30/05          (55,953,238)
    5,500,000  Great Britain Pound Sterling ....  10/29/04           (9,928,670)
    5,500,000  Great Britain Pound Sterling ....  11/12/04           (9,917,292)
   11,000,000  Great Britain Pound Sterling ....  11/17/04          (19,826,444)
    7,000,000  Great Britain Pound Sterling ....    2/3/05          (12,544,314)
    5,500,000  Great Britain Pound Sterling ....   3/17/05           (9,828,261)
    9,000,000  Great Britain Pound Sterling ....   3/21/05          (16,078,081)
   12,000,000  Great Britain Pound Sterling ....    4/8/05          (21,411,372)
   20,000,000  Great Britain Pound Sterling ....   4/11/05          (35,678,630)
    6,000,000  Great Britain Pound Sterling ....   4/15/05          (10,700,793)
   10,000,000  Great Britain Pound Sterling ....   4/21/05          (17,827,665)
   15,000,000  Great Britain Pound Sterling ....   4/28/05          (26,729,265)
    5,000,000  Great Britain Pound Sterling ....   4/29/05           (8,909,172)
    7,000,000  Great Britain Pound Sterling ....    5/6/05          (12,467,133)


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                  CONTRACT               MARKET
                                                    VALUE                VALUE
   CONTRACTS                                        DATE               (NOTE 1)
   ---------                                      --------             ---------

FORWARD EXCHANGE CONTRACTS TO SELL
    4,000,000  Great Britain Pound Sterling ....    5/18/05       $  (7,118,484)
   16,500,000  Great Britain Pound Sterling ....     6/6/05         (29,327,224)
    6,000,000  Great Britain Pound Sterling ....    6/13/05         (10,659,552)
    6,000,000  Great Britain Pound Sterling ....    6/15/05         (10,658,154)
   17,500,000  Great Britain Pound Sterling ....    6/20/05         (31,076,089)
    5,000,000  Great Britain Pound Sterling ....    7/25/05          (8,860,315)
    6,000,000  Great Britain Pound Sterling ....     8/8/05         (10,623,684)
    4,500,000  Great Britain Pound Sterling ....    8/16/05          (7,964,037)
   23,000,000  Great Britain Pound Sterling ....     9/2/05         (40,664,609)
    8,500,000  Great Britain Pound Sterling ....    9/16/05         (15,015,909)
   50,000,000  Hong Kong Dollar ................   11/12/04          (6,419,216)
   70,000,000  Hong Kong Dollar ................    1/18/05          (9,002,289)
   65,000,000  Hong Kong Dollar ................    1/27/05          (8,361,107)
   75,000,000  Hong Kong Dollar ................    4/15/05          (9,662,727)
   11,000,000  Hong Kong Dollar ................     5/6/05          (1,417,711)
  160,000,000  Hong Kong Dollar ................    5/10/05         (20,622,672)
  110,000,000  Hong Kong Dollar ................     6/6/05         (14,184,667)
   47,000,000  Hong Kong Dollar ................    6/30/05          (6,063,186)
  126,350,000  Hong Kong Dollar ................    7/11/05         (16,302,350)
  101,000,000  Hong Kong Dollar ................    7/13/05         (13,031,950)
  104,000,000  Hong Kong Dollar ................    7/25/05         (13,421,463)
  137,000,000  Hong Kong Dollar ................    8/16/05         (17,686,057)
  132,000,000  Hong Kong Dollar ................    9/16/05         (17,048,543)
   85,000,000  Hong Kong Dollar ................    9/30/05         (10,980,501)
  500,000,000  Japanese Yen ....................    11/5/04          (4,545,242)
1,000,000,000  Japanese Yen ....................   12/10/04          (9,109,247)
1,400,000,000  Japanese Yen ....................   12/30/04         (12,768,198)
  900,000,000  Japanese Yen ....................    1/18/05          (8,217,920)
1,500,000,000  Japanese Yen ....................    1/27/05         (13,704,277)
  950,000,000  Japanese Yen ....................    2/17/05          (8,690,386)
3,042,048,800  Japanese Yen ....................    3/11/05         (27,867,803)
2,000,000,000  Japanese Yen ....................    3/24/05         (18,338,171)
3,800,000,000  Japanese Yen ....................    4/21/05         (34,912,695)
2,700,000,000  Japanese Yen ....................    4/28/05         (24,818,990)
1,600,000,000  Japanese Yen ....................     5/6/05         (14,716,093)
4,500,000,000  Japanese Yen ....................    5/10/05         (41,401,035)
4,500,000,000  Japanese Yen ....................    5/11/05         (41,404,042)
1,400,000,000  Japanese Yen ....................    5/26/05         (12,895,307)
2,250,000,000  Japanese Yen ....................    5/31/05         (20,732,139)
  900,000,000  Japanese Yen ....................    6/15/05          (8,301,914)
1,550,000,000  Japanese Yen ....................    7/11/05         (14,325,574)
  885,000,000  Japanese Yen ....................    7/15/05          (8,181,944)
7,700,000,000  Japanese Yen ....................    7/29/05         (71,263,891)
  550,000,000  Japanese Yen ....................     8/8/05          (5,094,180)
1,210,000,000  Japanese Yen ....................    8/16/05         (11,214,076)
  680,000,000  Japanese Yen ....................     9/2/05          (6,310,355)
  870,000,000  Japanese Yen ....................     9/8/05          (8,077,265)
  150,000,000  Mexican Peso ....................   12/10/04         (12,992,282)


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                  CONTRACT               MARKET
                                                    VALUE                VALUE
   CONTRACTS                                        DATE               (NOTE 1)
   ---------                                      --------             ---------

FORWARD EXCHANGE CONTRACTS TO SELL
    95,000,000  Mexican Peso ................... 12/30/04        $   (8,200,228)
    77,000,000  Mexican Peso ...................  2/17/05            (6,591,772)
   380,000,000  Mexican Peso ...................  3/23/05           (32,343,900)
    45,000,000  Mexican Peso ...................  4/21/05            (3,811,051)
    90,000,000  Mexican Peso ...................  4/29/05            (7,611,616)
   152,000,000  Mexican Peso ...................   5/6/05           (12,839,719)
   100,000,000  Mexican Peso ...................  6/15/05            (8,389,545)
    73,000,000  Mexican Peso ...................   9/2/05            (6,044,607)
    45,000,000  Mexican Peso ...................   9/8/05            (3,722,460)
    23,000,000  New Zealand Dollar ............. 12/10/04           (15,397,886)
    10,500,000  New Zealand Dollar .............   2/3/05            (6,982,630)
     7,350,000  New Zealand Dollar .............  2/17/05            (4,880,010)
     9,000,000  New Zealand Dollar .............   7/6/05            (5,879,119)
    14,000,000  New Zealand Dollar .............   9/2/05            (9,092,191)
    55,000,000  Norwegian Krone ................  5/10/05            (8,183,787)
   170,000,000  Norwegian Krone ................  5/26/05           (25,300,498)
    60,000,000  Norwegian Krone ................   7/6/05            (8,934,369)
    68,000,000  Norwegian Krone ................   9/2/05           (10,133,985)
    25,000,000  Singapore Dollar ............... 10/13/04           (14,851,989)
    22,000,000  Singapore Dollar ...............  1/12/05           (13,085,239)
    37,000,000  Singapore Dollar ...............  1/20/05           (22,010,480)
    10,000,000  Singapore Dollar ...............  2/17/05            (5,951,970)
     5,900,000  Singapore Dollar ...............  3/17/05            (3,513,765)
    16,000,000  Singapore Dollar ...............  4/11/05            (9,534,422)
    10,000,000  Singapore Dollar ...............  5/31/05            (5,966,124)
    14,400,000  Singapore Dollar ...............  6/20/05            (8,595,322)
    40,000,000  Singapore Dollar ...............   7/6/05           (23,885,518)
    10,000,000  Singapore Dollar ...............  7/11/05            (5,972,162)
    13,000,000  Singapore Dollar ...............  7/13/05            (7,764,218)
    25,000,000  Singapore Dollar ...............  7/25/05           (14,935,888)
     9,500,000  Singapore Dollar ...............   8/8/05            (5,677,722)
    35,000,000  Singapore Dollar ...............   9/2/05           (20,931,654)
     4,000,000  Singapore Dollar ...............  9/16/05            (2,393,069)
     7,400,000  Singapore Dollar ...............  9/19/05            (4,427,526)
    12,000,000  Singapore Dollar ...............  9/30/05            (7,182,420)
 2,550,000,000  South Korean Won ...............   4/8/05            (2,198,448)
 3,550,000,000  South Korean Won ...............  6/13/05            (3,058,690)
14,000,000,000  South Korean Won ...............  7/26/05           (12,057,441)
11,800,000,000  South Korean Won ...............  8/10/05           (10,161,213)
11,500,000,000  South Korean Won ...............  8/25/05            (9,901,428)
 4,600,000,000  South Korean Won ...............  9/30/05            (3,959,861)
    40,000,000  Swedish Krona ..................  4/28/05            (5,491,313)
    14,000,000  Swiss Franc. ................... 10/13/04           (11,217,000)
    22,500,000  Swiss Franc. ................... 10/29/04           (18,037,125)
    10,500,000  Swiss Franc. ...................  11/5/04            (8,419,655)
    11,000,000  Swiss Franc. ................... 11/17/04            (8,824,879)
    10,000,000  Swiss Franc. ................... 11/24/04            (8,024,893)
    20,000,000  Swiss Franc. ................... 11/30/04           (16,053,542)
    50,000,000  Swiss Franc. ................... 12/10/04           (40,146,422)


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)



                                                  CONTRACT               MARKET
                                                    VALUE                VALUE
   CONTRACTS                                        DATE               (NOTE 1)
   ---------                                      --------             ---------

FORWARD EXCHANGE CONTRACTS TO SELL
  12,000,000  Swiss Franc. .....................  1/13/05       $    (9,647,656)
  31,000,000  Swiss Franc. .....................  1/27/05           (24,939,476)
  36,000,000  Swiss Franc. .....................  2/17/05           (28,984,900)
   8,000,000  Swiss Franc. .....................   4/4/05            (6,453,296)
   6,000,000  Swiss Franc. .....................  4/11/05            (4,841,445)
  75,000,000  Swiss Franc. .....................  4/21/05           (60,544,401)
  27,500,000  Swiss Franc. .....................  4/28/05           (22,206,377)
  11,000,000  Swiss Franc. .....................  4/29/05            (8,882,937)
  14,000,000  Swiss Franc. .....................   5/6/05           (11,309,002)
  33,000,000  Swiss Franc. .....................  5/10/05           (26,661,578)
  15,600,000  Swiss Franc. .....................  5/18/05           (12,608,047)
  18,387,000  Swiss Franc. .....................   6/6/05           (14,872,834)
  20,000,000  Swiss Franc. .....................  6/15/05           (16,183,904)
   7,500,000  Swiss Franc. .....................  6/20/05            (6,070,288)
  20,000,000  Swiss Franc. .....................  6/30/05           (16,194,426)
  14,000,000  Swiss Franc. .....................   7/6/05           (11,338,985)
  15,000,000  Swiss Franc. .....................  7/11/05           (12,151,491)
   9,850,000  Swiss Franc. .....................  7/13/05            (7,980,157)
  37,000,000  Swiss Franc. .....................  7/15/05           (29,978,769)
  12,000,000  Swiss Franc. .....................  7/25/05            (9,726,974)
   9,000,000  Swiss Franc. .....................   8/8/05            (7,299,571)
  10,000,000  Swiss Franc. .....................  8/16/05            (8,113,393)
  34,000,000  Swiss Franc. .....................   9/2/05           (27,605,487)
  64,000,000  Swiss Franc. .....................   9/8/05           (51,976,538)
   7,500,000  Swiss Franc. .....................  9/19/05            (6,093,853)
  15,000,000  Swiss Franc. .....................  9/22/05           (12,189,263)
  20,000,000  Swiss Franc. .....................  9/30/05           (16,258,609)
                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,047,552,054) ...............                $(4,140,522,359)
                                                                ===============


-----------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


ASSETS
   Investments, at value (Cost $4,073,969,176) (Note 1)
      Securities .................................................  $5,123,875,504
      Repurchase Agreement .......................................     687,301,000
                                                                    --------------
   Total Investments .............................................   5,811,176,504
   Cash and foreign currency (Cost $9,586,218) ...................       9,796,284
   Dividends and interest receivable .............................      13,759,486
   Receivable for Fund shares sold ...............................       4,538,965
   Receivable for investment securities sold .....................       1,917,818
   Prepaid expense ...............................................         150,000
   Receivable for Fund redemption fee proceeds ...................           6,571
                                                                    --------------
      TOTAL ASSETS ...............................................   5,841,345,628
                                                                    --------------

LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) ..........................   $ 92,309,975
   Payable for investment securities purchased ....     29,162,845
   Payable for Fund shares redeemed ...............      6,243,374
   Investment advisory fee payable (Note 2) .......      3,652,077
   Transfer agent fees payable (Note 2) ...........        271,752
   Custodian fees payable (Note 2) ................        230,229
   Administration and accounting fees payable (Note 2)     141,587
   Accrued expenses and other payables ............        392,220
                                                      ------------
      TOTAL LIABILITIES ..........................................     132,404,059
                                                                    --------------
NET ASSETS .......................................................  $5,708,941,569
                                                                    ==============

NET ASSETS CONSIST OF
   Undistributed net investment income ...........................  $   59,673,720
   Accumulated net realized loss on securities, forward exchange
      contracts and foreign currencies ...........................    (466,736,439)
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets .........   1,645,199,638
   Par value .....................................................          26,168
   Paid-in capital in excess of par value ........................   4,470,778,482
                                                                    --------------
      TOTAL NET ASSETS ...........................................  $5,708,941,569
                                                                    ==============
NET ASSET VALUE, offering and redemption price per share
($5,708,941,569 / 261,682,831 shares of common stock outstanding)   $        21.82
                                                                    ==============


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2004 (Unaudited)


INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $9,092,159) ....  $   82,766,299
   Interest ......................................................       4,478,402
                                                                    --------------
      TOTAL INVESTMENT INCOME ....................................      87,244,701
                                                                    --------------

EXPENSES
   Investment advisory fee (Note 2) ...............  $ 34,716,830
   Custodian fees (Note 2) ........................     1,333,551
   Administration and accounting fees (Note 2) ....       861,113
   Transfer agent fees (Note 2) ...................       744,816
   Legal and audit fees ...........................       262,760
   Directors' fees and expenses (Note 2) ..........       107,250
   Other ..........................................       578,244
                                                     ------------
      TOTAL EXPENSES .............................................      38,604,564
                                                                    --------------
NET INVESTMENT INCOME ............................................      48,640,137
                                                                    --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities .................................................     115,443,516
      Forward exchange contracts .................................    (217,761,985)
      Foreign currencies and net other assets ....................        (212,633)
                                                                    --------------
   Net realized loss on investments during the period ............    (102,531,102)
                                                                    --------------
   Net unrealized appreciation (depreciation) of:
      Securities .................................................       5,474,604
      Forward exchange contracts .................................     200,010,769
      Foreign currencies and net other assets ....................        (118,047)
                                                                    --------------
   Net unrealized appreciation of investments during the period ..     205,367,326
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ......................................................     102,836,224
                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS .......................................................  $  151,476,361
                                                                    ==============


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 SIX MONTHS ENDED
                                                                    9/30/2004          YEAR ENDED
                                                                   (UNAUDITED)         3/31/2004
                                                                 -------------       -------------
Net investment income .........................................  $   48,640,137      $   49,966,555
Net realized gain (loss) on securities, forward exchange
   contracts and currency transactions during the period ......    (102,531,102)          7,693,551
Net unrealized appreciation of securities, forward exchange
   contracts, foreign currencies and net other assets
   during the period ..........................................     205,367,326       1,726,026,017
                                                                 --------------      --------------
Net increase in net assets resulting from operations ..........     151,476,361       1,783,686,123
DISTRIBUTIONS:
   Dividends to shareholders from net investment income .......               -         (49,712,289)
Net increase (decrease) in net assets from Fund share
   transactions ...............................................     204,659,593        (119,158,692)
Redemption Fees ...............................................         103,805           1,262,462
                                                                 --------------      --------------
Net increase in net assets ....................................     356,239,759       1,616,077,604
NET ASSETS
Beginning of period ...........................................   5,352,701,810       3,736,624,206
                                                                 --------------      --------------
End of period (including undistributed net investment
   income of $59,673,720 and $11,033,583, respectively) .......  $5,708,941,569      $5,352,701,810
                                                                 ==============      ==============


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund share outstanding throughout each period.



                                         SIX MONTHS
                                            ENDED       YEAR        YEAR         YEAR       YEAR        YEAR
                                           9/30/04      ENDED       ENDED        ENDED      ENDED       ENDED
                                          (UNAUDITED)  3/31/04     3/31/03     3/31/02      3/31/01    3/31/00
                                          -----------  -------     -------     -------      -------    -------
Net asset value, beginning of period ....   $21.23      $14.44      $19.79      $19.52      $21.10      $18.08
                                            ------      ------      ------      ------      ------      ------
Income from investment operations:
Net investment income ...................     0.18        0.20        0.19        0.22        0.22        0.23
Net realized and unrealized gain (loss)
   on investments .......................     0.41        6.78       (5.07)       0.56        0.92        3.64
                                            ------      ------      ------      ------      ------      ------
      Total from investment
        operations ......................     0.59        6.98       (4.88)       0.78        1.14        3.87
                                            ------      ------      ------      ------      ------      ------
DISTRIBUTIONS:
   Dividends from net investment
      income ............................       --       (0.20)      (0.20)      (0.18)      (0.21)      (0.26)
   Distributions from net
      realized gains ....................       --          --       (0.27)      (0.33)      (2.23)      (0.59)
   Distributions in excess of net
      realized gains ....................       --          --          --          --       (0.28)         --
                                            ------      ------      ------      ------      ------      ------
      Total distributions ...............       --       (0.20)      (0.47)      (0.51)      (2.72)      (0.85)
                                            ------      ------      ------      ------      ------      ------
Redemption fee ..........................     0.00(c)     0.01          --          --          --          --
                                            ------      ------      ------      ------      ------      ------
Net asset value, end of period ..........   $21.82      $21.23      $14.44      $19.79      $19.52      $21.10
                                            ======      ======      ======      ======      ======      ======
Total return (a) ........................    2.78%      48.53%    (24.86)%       4.22%       5.17%      21.68%
                                            ======      ======    ========      ======      ======      ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s)     $5,708,942  $5,352,702  $3,736,624  $4,624,399  $3,661,512  $3,236,504
Ratio of operating expenses to
   average net assets ...................    1.39%(b)    1.39%       1.37%       1.37%       1.38%       1.38%
Ratio of net investment income to
   average net assets ...................    1.75%(b)    1.08%       1.17%       1.22%       1.06%       1.10%
Portfolio turnover rate .................       6%          8%          8%          7%         12%         16%

---------------
(a) Total return  represents  aggregate total return for the periods  indicated.
(b) Annualized.
(c) Amount represents less than $0.01 per share.


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne Global Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on June 15, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the six months ended September 30, 2004 the Fund reimbursed Tweedy, Browne Company LLC $190 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

2.   INVESTMENT   ADVISORY   FEE,   OTHER   RELATED   PARTY   TRANSACTIONS   AND
     ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $59.5 million of their own money invested in the Fund, as of September 30, 2004.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne American Value Fund, allocated according to each Fund's net assets:

--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $500 MILLION    $1 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $500 MILLION      $1 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%           0.04%            0.02%       0.015%
================================================================================




--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $100 MILLION    $2 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $100 MILLION      $2 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees           0.03%             0.01%          0.0075%      0.006%
================================================================================

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne American Value Fund. The current allocation ratio is 80% of the annual fee paid by the Fund and 20% paid by Tweedy, Browne American Value Fund.

     Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2004, aggregated $580,234,449 and $337,329,657, respectively.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At September 30, 2004, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was
$1,885,960,009 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $148,752,681.

4.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Redemptions from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. Changes in shares outstanding for the Fund were as follows:


----------------------------------------------------------------------------------------
                        SIX MONTHS ENDED 9/30/04               YEAR ENDED 3/31/04
                           SHARES         AMOUNT            SHARES          AMOUNT
----------------------------------------------------------------------------------------
Sold                     24,748,848    $ 531,872,738     150,731,637    $ 2,549,978,411
Reinvested                       --               --       2,272,939         44,185,947
Redeemed                (15,254,559)    (327,213,145)   (159,652,384)    (2,713,323,050)
----------------------------------------------------------------------------------------
Net Increase (Decrease)   9,494,289      204,659,593      (6,647,808)   $  (119,158,692)
========================================================================================

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6.   LINE OF CREDIT

     The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 22, 2004, provides the Company, on behalf of the Fund and the Tweedy, Browne American Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne American Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the six months ended September 30, 2004, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

     At September 30, 2004, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

8.   EXPENSE INFORMATION

     A shareholder of the Fund incurs two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help shareholders understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2004 to September 30, 2004.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     ACTUAL EXPENSES The first line of the table below provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight a shareholder's ongoing costs only and do not reflect redemption fees. The Fund has no other transactional costs such as sales commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder's costs would have been higher.


                             BEGINNING             ENDING        EXPENSES PAID DURING
                           ACCOUNT VALUE       ACCOUNT VALUE            PERIOD*
                               4/1/04             9/30/04           4/1/04-9/30/04
---------------------------------------------------------------------------------------
Actual                        $1,000              $1,028                $7.02
---------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000              $1,050                $7.09
---------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.39%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183 DAYS IN THE MOST RECENT FISCAL HALF-YEAR, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

9.   PORTFOLIO INFORMATION

     The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) by calling 1-800-432-4789; (2) on the Company's website located at http://tweedy.com; (3) on the SEC's website at http://sec.gov; or (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

10.  PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCK - DOMESTIC--74.3%
              ADVERTISING--1.7%
      11,580  Grey Global Group Inc. ............................   $ 11,522,100
                                                                    ------------
              AUTOMOTIVE PARTS--1.2%
     348,300  Dollar Thrifty Automotive Group Inc. + ............      8,474,139
                                                                    ------------
              BANKING--12.7%
      40,000  Comerica Inc. .....................................      2,374,000
     225,000  Hibernia Corporation, Class A .....................      5,942,250
     429,020  PNC Financial Services Group Inc. .................     23,209,982
   1,295,000  Popular Inc. ......................................     34,058,500
     360,000  Wells Fargo & Company .............................     21,466,800
                                                                    ------------
                                                                      87,051,532
                                                                    ------------
              BASIC INDUSTRIES--3.0%
     259,875  Gorman-Rupp Company ...............................      5,291,055
     254,212  Rayonier Inc., REIT ...............................     11,298,091
      55,350  Tecumseh Products Company, Class A ................      2,317,504
      44,447  Tecumseh Products Company, Class B ................      1,798,370
                                                                    ------------
                                                                      20,705,020
                                                                    ------------
              BROADCAST, RADIO AND TV--3.1%
     776,060  Comcast Corporation, Class A + ....................     21,667,595
                                                                    ------------
              CHEMICALS--0.8%
     220,700  Oil-Dri Corporation of America ....................      3,361,261
      77,500  Stepan Company ....................................      1,843,725
                                                                    ------------
                                                                       5,204,986
                                                                    ------------
              COMPUTER SERVICES--2.0%
     718,115  Electronic Data Systems Corporation ...............     13,924,250
                                                                    ------------
              CONSUMER NON-DURABLES--0.2%
      89,205  M & F Worldwide Corporation + .....................      1,160,557
                                                                    ------------
              CONSUMER SERVICES--3.2%
     869,830  ProQuest Company + ................................     22,354,631
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES--16.7%
     719,390  American Express Company ..........................     37,019,810
     887,500  Federated Investors Inc., Class B .................     25,240,500
     383,645  Freddie Mac .......................................     25,029,000
     471,573  MBIA Inc. .........................................     27,450,264
                                                                    ------------
                                                                     114,739,574
                                                                    ------------


------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCK - DOMESTIC
              ELECTRONIC EQUIPMENT--0.5%
     135,389  Regal-Beloit Corporation ..........................   $  3,275,060
                                                                    ------------
              FOOD AND BEVERAGES--0.2%
      21,441  Coca-Cola Bottling Company ........................      1,158,243
                                                                    ------------
              HEALTH CARE--0.7%
      69,124  Johnson & Johnson .................................      3,893,755
     143,551  OCA Inc. + ........................................        680,432
                                                                    ------------
                                                                       4,574,187
                                                                    ------------
              INSURANCE--14.7%
     316,800  21st Century Insurance Group Inc. .................      4,229,280
     165,125  American National Insurance Company + .............     15,982,449
     509,850  Great American Financial Resources Inc. ...........      7,795,607
      16,520  Kansas City Life Insurance Company ................        703,256
     119,000  Leucadia National Corporation .....................      6,741,350
      21,600  Merchants Group Inc. ..............................        502,200
     110,000  National Western Life Insurance Company, Class A +      17,919,000
     414,776  Torchmark Corporation .............................     22,057,788
     464,287  Transatlantic Holdings Inc. .......................     25,233,998
                                                                    ------------
                                                                     101,164,928
                                                                    ------------
              PHARMACEUTICALS--7.0%
     600,000  Bristol-Myers Squibb Company ......................     14,202,000
     588,510  Pfizer Inc. .......................................     18,008,406
     822,000  Schering-Plough Corporation .......................     15,667,320
                                                                    ------------
                                                                      47,877,726
                                                                    ------------
              PRINTING AND PUBLISHING--3.9%
   1,531,719  Hollinger International Inc., Class A .............     26,483,421
                                                                    ------------
              REAL ESTATE--0.2%
      55,225  Ramco-Gershenson Properties Trust, REIT ...........      1,495,493
                                                                    ------------
              TELECOMMUNICATIONS--0.6%
      93,600  Commonwealth Telephone Enterprises Inc. + .........      4,076,280
                                                                    ------------
              TRANSPORTATION/TRANSPORTATION SERVICES--1.9%
     500,400  GATX Corporation ..................................     13,340,664
                                                                    ------------

              TOTAL COMMON STOCK - DOMESTIC
              (COST $326,227,533) ...............................    510,250,386
                                                                    ------------

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCK - FOREIGN--16.8%
              ITALY--0.6%
     407,000  Natuzzi SPA, Sponsored ADR + ......................   $  4,395,600
                                                                    ------------
              JAPAN--1.6%
     326,000  Fujitec Company Ltd. ..............................      1,579,495
     136,700  Fukuda Denshi Company Ltd. ........................      4,117,806
      86,000  Matsumoto Yushi-Seiyaku Company Ltd. ..............      2,130,200
     118,000  Nippon Konpo Unyu Soko Company Ltd. ...............      1,148,791
      78,000  Nitto FC Company Ltd. .............................        418,255
      63,800  Shikoku Coca-Cola Bottling Company Ltd. ...........        767,580
     162,000  Torishima Pump Manufacturing Company Ltd. .........        878,973
                                                                    ------------
                                                                      11,041,100
                                                                    ------------
              NETHERLANDS--6.8%
   1,052,237  ABN AMRO Holding NV, Sponsored ADR ................     23,948,914
     608,000  Heineken Holding NV, Class A ......................     16,341,203
     107,857  Unilever NV, ADR ..................................      6,234,135
                                                                    ------------
                                                                      46,524,252
                                                                    ------------
              SWITZERLAND--3.1%
     356,900  Nestle SA, Registered, Sponsored ADR ..............     20,435,916
      21,332  Novartis AG, ADR ..................................        995,564
       2,310  Syngenta AG, ADR ..................................         44,098
                                                                    ------------
                                                                      21,475,578
                                                                    ------------
              UNITED KINGDOM--4.7%
     276,000  Diageo PLC, Sponsored ADR .........................     13,918,680
     136,274  GlaxoSmithKline PLC, Sponsored ADR ................      5,959,262
     364,000  Unilever PLC, Sponsored ADR .......................     12,019,280
                                                                    ------------
                                                                      31,897,222
                                                                    ------------

              TOTAL COMMON STOCK - FOREIGN
              (COST $80,673,538) ................................    115,333,752
                                                                    ------------

-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                                       MARKET
    FACE                                                               VALUE
    VALUE                                                            (NOTE 1)
    ------                                                            --------

              U.S. TREASURY BILL--0.2%
              (COST $1,496,827)
$  1,500,000  1.388%** due 11/26/04 .............................  $  1,496,311
                                                                   ------------

              REPURCHASE AGREEMENT--8.8%
              (COST $60,779,000)
  60,779,000  Agreement with UBS Warburg LLC, 1.730% dated 9/30/04 to be repurchased at $60,781,921 on 10/1/04, collateralized by $53,713,000 U.S. Treasury Bonds, 12.750% and 5.250%
              due 11/15/10 and 2/15/29 (market value $61,995,803)    60,779,000
                                                                   ------------
TOTAL INVESTMENTS (COST $469,176,898*) ................... 100.1%   687,859,449
UNREALIZED DEPRECIATION ON FORWARD
  CONTRACTS (NET) ........................................  (0.2)    (1,284,795)
OTHER ASSETS AND LIABILITIES (NET) .......................   0.1        407,144
                                                           -----   ------------
NET ASSETS ............................................... 100.0%  $686,981,798
                                                           =====   ============

-----------------
*  AGGREGATE COST FOR FEDERAL TAX PURPOSES.
** RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
 + NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:
ADR--AMERICAN DEPOSITORY RECEIPT.
REIT--REAL ESTATE INVESTMENT TRUST


-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


ADVERTISING-2%
AUTOMOTIVE PARTS-1%
BANKING-16%
BASIC INDUSTRIES-3%
BROADCAST, RADIO AND TV-3%
CHEMICALS-1%
COMPUTER SERVICES-2%
CONSUMER SERVICES-3%
DIVERSIFIED FINANCIAL SERVICES-17%
ELECTRONIC EQUIPMENT-1%
FOOD AND BEVERAGES-10%
HEALTH CARE-1%
INSURANCE-15%
PHARMACEUTICALS-8%
PRINTING AND PUBLISHING-4%
TELECOMMUNICATIONS-1%
TRANSPORTATION/TRANSPORTATION SERVICES-2%
MANUFACTURING-1%
CASH EQUIVALENTS-9%

CONSUMER NON-DURABLES-0%++
MACHINERY-0%++
ENGINEERING AND CONSTRUCTION-0%++
REAL ESTATE-0%++

++AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)


                                                  CONTRACT               MARKET
                                                    VALUE                VALUE
   CONTRACTS                                        DATE               (NOTE 1)
   ---------                                      --------             ---------

FORWARD EXCHANGE CONTRACTS TO BUY
     500,000  European Economic Union Euro ....   10/29/04         $    620,865
     760,000  European Economic Union Euro ....    11/5/04              943,688
     500,000  Great Britain Pound Sterling ....   11/24/04              900,684
     280,000  Great Britain Pound Sterling ....     4/1/05              499,827
  46,500,000  Japanese Yen ....................   10/29/04              422,537
 105,000,000  Japanese Yen ....................    1/20/05              958,878
                                                                   ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $4,349,418) ..................                    $  4,346,479
                                                                   ============

 FORWARD EXCHANGE CONTRACTS TO SELL
     500,000  European Economic Union Euro ....   10/29/04             (620,865)
   3,500,000  European Economic Union Euro ....    11/5/04           (4,345,930)
   2,000,000  European Economic Union Euro ....   11/17/04           (2,483,289)
   1,000,000  European Economic Union Euro ....   12/30/04           (1,241,591)
   1,500,000  European Economic Union Euro ....    1/13/05           (1,862,412)
   2,400,000  European Economic Union Euro ....     4/1/05           (2,980,491)
   2,000,000  European Economic Union Euro ....    4/28/05           (2,484,117)
     400,000  European Economic Union Euro ....    5/18/05             (496,879)
     650,000  European Economic Union Euro ....    6/13/05             (807,546)
   4,000,000  European Economic Union Euro ....    6/29/05           (4,969,970)
   7,200,000  European Economic Union Euro ....     7/8/05           (8,946,556)
     500,000  European Economic Union Euro ....    7/13/05             (621,312)
   1,200,000  European Economic Union Euro ....    9/22/05           (1,491,952)
     500,000  Great Britain Pound Sterling ....   11/24/04             (900,684)
     520,000  Great Britain Pound Sterling ....     4/1/05             (928,250)
   6,000,000  Great Britain Pound Sterling ....     4/8/05          (10,705,686)
   2,500,000  Great Britain Pound Sterling ....    4/28/05           (4,454,878)
  46,500,000  Japanese Yen ....................   10/29/04             (422,537)
 105,000,000  Japanese Yen ....................    1/20/05             (958,879)
  63,500,000  Japanese Yen ....................     4/1/05             (582,564)
 325,000,000  Japanese Yen ....................     7/6/05           (3,002,601)
 250,000,000  Japanese Yen ....................    7/13/05           (2,310,930)
 605,000,000  Japanese Yen ....................     8/1/05           (5,600,593)
   2,700,000  Swiss Franc .....................    1/20/05           (2,171,435)
   2,800,000  Swiss Franc .....................    2/17/05           (2,254,381)
     420,000  Swiss Franc .....................     4/1/05             (338,754)
   4,000,000  Swiss Franc .....................    4/28/05           (3,230,018)
   1,250,000  Swiss Franc .....................    5/18/05           (1,010,260)
   1,000,000  Swiss Franc .....................     7/6/05             (809,927)
   1,000,000  Swiss Franc .....................    8/16/05             (811,339)
                                                                   ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $72,564,770) .................                    $(73,846,626)
                                                                   ============

-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

September 30, 2004 (Unaudited)

ASSETS
   Investments, at value (Cost $469,176,898) (Note 1) .......    $   687,859,449
   Cash and foreign currency (Cost $50,275) .................             50,276
   Dividends and interest receivable ........................          1,013,135
   Receivable for Fund shares sold ..........................            446,999
   Prepaid expense ..........................................             19,492
                                                                 ---------------
      TOTAL ASSETS ..........................................        689,389,351
                                                                 ---------------

LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) .........................   $  1,284,795
   Payable for Fund shares redeemed ..............        517,547
   Investment advisory fee payable (Note 2) ......        441,800
   Transfer agent fees payable (Note 2) ..........         41,285
   Administration and accounting fees payable (Note 2)     17,884
   Custodian fees payable (Note 2) ...............          6,335
   Accrued expenses and other payables ...........         97,907
                                                     ------------
      TOTAL LIABILITIES .....................................          2,407,553
                                                                 ---------------
NET ASSETS ..................................................    $   686,981,798
                                                                 ===============

NET ASSETS CONSIST OF
   Undistributed net investment income ......................    $     8,276,453
   Accumulated net realized gain on securities, forward exchange
      contracts and foreign currencies ......................         23,425,484
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets ....        217,398,320
   Par value ................................................              2,839
   Paid-in capital in excess of par value ...................        437,878,702
                                                                 ---------------
      TOTAL NET ASSETS ......................................    $   686,981,798
                                                                 ===============


NET ASSET VALUE, offering and redemption price per share
($686,981,798 / 28,393,630 shares of common stock outstanding)   $         24.19
                                                                 ===============


-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $42,745) ..     $   6,756,328
   Interest .................................................           423,430
   Securities lending (Note 7) ..............................            18,998
                                                                  -------------
      TOTAL INVESTMENT INCOME ...............................         7,198,756
                                                                  -------------

EXPENSES
   Investment advisory fee (Note 2) ..............    $  4,385,080
   Transfer agent fees (Note 2) ..................         152,869
   Administration and accounting fees (Note 2) ...         109,483
   Custodian fees (Note 2) .......................          39,035
   Legal and audit fees ..........................          34,193
   Directors' fees and expenses (Note 2) .........          27,134
   Other .........................................          57,044
                                                      ------------
      TOTAL EXPENSES ........................................         4,804,838
                                                                  -------------
NET INVESTMENT INCOME .......................................         2,393,918
                                                                  -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities ............................................        11,115,434
      Forward exchange contracts ............................        (5,520,198)
      Foreign currencies and net other assets ...............            (2,090)
                                                                  -------------
   Net realized gain on investments during the period .......         5,593,146
                                                                  -------------
   Net unrealized appreciation (depreciation) of:
      Securities ............................................       (19,122,134)
      Forward exchange contracts ............................         5,537,005
      Foreign currencies and net other assets ...............            (1,571)
                                                                  -------------
   Net unrealized depreciation of investments during the period     (13,586,700)
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS .................................................        (7,993,554)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS .............................................     $  (5,599,636)
                                                                  =============


-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                             SIX MONTHS ENDED
                                                                9/30/2004             YEAR ENDED
                                                                (UNAUDITED)            3/31/2004
                                                              -------------          ------------
Net investment income ......................................  $   2,393,918          $  8,112,054
Net realized gain on securities, forward exchange
   contracts and currency transactions during the period ...      5,593,146            40,579,934
Net unrealized appreciation (depreciation) of securities,
   forward exchange contracts, foreign currencies and net
   other assets during the period ..........................    (13,586,700)          151,158,153
                                                              -------------          ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     (5,599,636)          199,850,141
DISTRIBUTIONS:
   Dividends to shareholders from net investment income ....              -            (3,145,548)
Net decrease in net assets from Fund share transactions ....    (36,086,833)         (127,920,014)
                                                              -------------          ------------
Net increase (decrease) in net assets ......................    (41,686,469)           68,784,579
NET ASSETS
Beginning of period ........................................    728,668,267           659,883,688
                                                              -------------          ------------
End of period (including undistributed net investment
   income of $8,276,453 and $5,882,535, respectively) ......  $ 686,981,798          $728,668,267
                                                              =============          ============

-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
------------------------------------------------------------

For a Fund share outstanding throughout each period.



                                         SIX MONTHS
                                            ENDED       YEAR        YEAR         YEAR       YEAR        YEAR
                                           9/30/04      ENDED       ENDED        ENDED      ENDED       ENDED
                                          (UNAUDITED)  3/31/04     3/31/03     3/31/02      3/31/01    3/31/00
                                          -----------  -------     -------     -------      -------    -------
Net asset value, beginning of period ....   $24.38      $18.53      $24.08      $23.95      $21.87      $22.40
                                            ------      ------      ------      ------      ------      ------
Income from investment operations:
Net investment income ...................     0.09        0.27        0.13        0.06        0.11        0.27
Net realized and unrealized gain
   (loss) on investments ................    (0.28)       5.68       (5.21)       1.05        3.15        0.01
                                            ------      ------      ------      ------      ------      ------
      Total from investment
         operations .....................    (0.19)       5.95       (5.08)       1.11        3.26        0.28
                                            ------      ------      ------      ------      ------      ------
DISTRIBUTIONS:
    Dividends from net investment
      income ............................       --       (0.10)      (0.10)      (0.08)      (0.10)      (0.28)
    Distributions from net realized
      gains .............................       --          --       (0.37)      (0.90)      (1.08)      (0.53)
                                            ------      ------      ------      ------      ------      ------
      Total distributions ...............       --       (0.10)      (0.47)      (0.98)      (1.18)      (0.81)
                                            ------      ------      ------      ------      ------      ------
Net asset value, end of period ..........   $24.19      $24.38      $18.53      $24.08      $23.95      $21.87
                                            ======      ======      ======      ======      ======      ======
Total return (a) ........................  (0.78)%      32.13%    (21.16)%       4.75%      14.81%       1.24%
                                            ======      ======      ======      ======      ======      ======
Ratios/Supplemental Data:
Net assets, end of period (in 000s) ..... $686,982    $728,668    $659,884    $971,230    $960,403    $905,938
Ratio of operating expenses to
   average net assets ...................    1.37%(b)    1.38%       1.36%       1.36%       1.36%       1.37%
Ratio of net investment income
   to average net assets ................    0.68%(b)    1.09%       0.59%       0.23%       0.40%       1.13%
Portfolio turnover rate .................       2%          3%          8%          6%         10%         19%

--------------
(a) Total return  represents  aggregate total return for the periods  indicated.
(b) Annualized.

-----------------------SEE NOTES TO FINANCIAL STATEMENTS------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne American Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on December 8, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the six months ended September 30, 2004 the Fund reimbursed Tweedy, Browne Company LLC $974 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

2.   INVESTMENT   ADVISORY   FEE,   OTHER   RELATED   PARTY   TRANSACTIONS   AND
ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $38.1 million of their own money invested in the Fund, as of September 30, 2004.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne Global Value Fund, allocated according to each Fund's net assets:


--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $500 MILLION    $1 BILLION
                           UP TO             AND            AND       EXCEEDING
                       $500 MILLION      $1 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%           0.04%            0.02%       0.015%
================================================================================


--------------------------------------------------------------------------------
                                           BETWEEN        BETWEEN
                                        $100 MILLION    $2 BILLION
                           UP TO             AND            AND        EXCEEDING
                       $100 MILLION      $2 BILLION     $4 BILLION    $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees           0.03%             0.01%          0.0075%      0.006%
================================================================================

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided proportionately between the Fund and the Tweedy, Browne Global Value Fund. The current allocation ratio is 20% of the annual fee paid by the Fund and 80% paid by Tweedy, Browne Global Value Fund.

     Mellon Trust of New England, N.A. ("MTONE"), an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2004, aggregated $9,481,952 and $34,528,469, respectively.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At September 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $258,395,536 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $39,712,985.

4.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

--------------------------------------------------------------------------------
                      SIX MONTHS ENDED 9/30/04            YEAR ENDED 3/31/04
                      SHARES         AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------
Sold                   829,810     $ 19,976,527       3,347,983   $  74,125,011
Reinvested                  --               --         120,653       2,863,102
Redeemed            (2,325,168)     (56,063,360)     (9,196,591)   (204,908,127)
--------------------------------------------------------------------------------
Net (Decrease)      (1,495,358)    $(36,086,833)     (5,727,955)  $(127,920,014)
================================================================================

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments.

6.   LINE OF CREDIT

     The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 22, 2004, provides the Company, on behalf of the Fund and the Tweedy, Browne Global Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne Global Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the six months ended September 30, 2004, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

     At September 30, 2004, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

8.   EXPENSE INFORMATION

     A shareholder of the Fund incurs two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help shareholders understand their ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2004 to September 30, 2004.

     ACTUAL EXPENSES The first line of the table below provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder's account value by $1,000 (for example, an $8,600 account value

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder of the Fund for the period. This information may be used to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight a shareholder's ongoing costs only. However, there are no transactional costs such as redemption fees or sales commissions for investors in the Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds.


                            BEGINNING               ENDING        EXPENSES PAID DURING
                          ACCOUNT VALUE         ACCOUNT VALUE            PERIOD*
                              4/1/04                 9/30/04          4/1/04-9/30/04
----------------------------------------------------------------------------------------
Actual                        $1,000                  $992                $6.79
----------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000                $1,050                $6.99
----------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.37%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183 DAYS IN THE MOST RECENT FISCAL HALF-YEAR, DIVIDED BY 365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

9.   PORTFOLIO INFORMATION

     The Company files the Fund's complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available (1) by calling 1-800-432-4789; (2) on the Company's website located at http://tweedy.com; (3) on the SEC's website at http://sec.gov; or (4) for review and copying at the SEC's Public Reference Room ("PRR") in

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

10.  PROXY VOTING INFORMATION

     The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Fund are included in the Company's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-432-4789. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------

                            TWEEDY, BROWNE FUND INC.
                          350 Park Avenue, NY, NY 10022
                                  800-432-4789
                                 www.tweedy.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
     Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) TWEEDY, BROWNE FUND INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date                       NOVEMBER 16, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date                       NOVEMBER 16, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date                       NOVEMBER 16, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.